Credit Risk - Provisions for loan commitment and financial guarantees (Details) £ in Millions	6 Months Ended
Jun. 30, 2023 GBP (£)
Gross exposure | Retail mortgages
Loan commitments and financial guarantees
Opening balance	£ 67
Net transfers between stages	0
Business activity in the year	27
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(25)
Limit management and final repayments	(26)
Ending balance	43
Gross exposure | Retail credit cards
Loan commitments and financial guarantees
Opening balance	111,271
Net transfers between stages	0
Business activity in the year	9,318
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4,918)
Limit management and final repayments	(6,578)
Ending balance	109,093
Gross exposure | Retail other
Loan commitments and financial guarantees
Opening balance	4,640
Net transfers between stages	0
Business activity in the year	468
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,197)
Limit management and final repayments	(303)
Ending balance	3,608
Gross exposure | Corporate loans
Loan commitments and financial guarantees
Opening balance	229,892
Net transfers between stages	0
Business activity in the year	23,470
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2,604
Limit management and final repayments	(28,320)
Ending balance	227,646
Gross exposure | Debt securities and other
Loan commitments and financial guarantees
Opening balance	13
Net transfers between stages	0
Business activity in the year	14
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1)
Limit management and final repayments	0
Ending balance	26
Impairment allowance | Retail mortgages
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Impairment allowance | Retail credit cards
Loan commitments and financial guarantees
Opening balance	87
Net transfers between stages	0
Business activity in the year	11
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3
Limit management and final repayments	(20)
Ending balance	81
Impairment allowance | Retail other
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	8
Limit management and final repayments	0
Ending balance	8
Impairment allowance | Corporate loans
Loan commitments and financial guarantees
Opening balance	445
Net transfers between stages	0
Business activity in the year	15
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(10)
Limit management and final repayments	(72)
Ending balance	378
Impairment allowance | Debt securities and other
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Stage 1 | Gross exposure | Retail mortgages
Loan commitments and financial guarantees
Opening balance	61
Net transfers between stages	0
Business activity in the year	27
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(21)
Limit management and final repayments	(25)
Ending balance	42
Stage 1 | Gross exposure | Retail credit cards
Loan commitments and financial guarantees
Opening balance	109,291
Net transfers between stages	(646)
Business activity in the year	9,242
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4,448)
Limit management and final repayments	(6,304)
Ending balance	107,135
Stage 1 | Gross exposure | Retail other
Loan commitments and financial guarantees
Opening balance	4,497
Net transfers between stages	(65)
Business activity in the year	467
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,120)
Limit management and final repayments	(293)
Ending balance	3,486
Stage 1 | Gross exposure | Corporate loans
Loan commitments and financial guarantees
Opening balance	205,207
Net transfers between stages	624
Business activity in the year	22,926
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,862
Limit management and final repayments	(26,348)
Ending balance	204,271
Stage 1 | Gross exposure | Debt securities and other
Loan commitments and financial guarantees
Opening balance	13
Net transfers between stages	0
Business activity in the year	14
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1)
Limit management and final repayments	0
Ending balance	26
Stage 1 | Impairment allowance | Retail mortgages
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Stage 1 | Impairment allowance | Retail credit cards
Loan commitments and financial guarantees
Opening balance	41
Net transfers between stages	14
Business activity in the year	6
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(19)
Limit management and final repayments	(4)
Ending balance	38
Stage 1 | Impairment allowance | Retail other
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	8
Limit management and final repayments	0
Ending balance	8
Stage 1 | Impairment allowance | Corporate loans
Loan commitments and financial guarantees
Opening balance	193
Net transfers between stages	18
Business activity in the year	7
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(26)
Limit management and final repayments	(51)
Ending balance	141
Stage 1 | Impairment allowance | Debt securities and other
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail mortgages
Loan commitments and financial guarantees
Opening balance	1
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	(1)
Ending balance	0
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail credit cards
Loan commitments and financial guarantees
Opening balance	1,973
Net transfers between stages	644
Business activity in the year	76
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(469)
Limit management and final repayments	(274)
Ending balance	1,950
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail other
Loan commitments and financial guarantees
Opening balance	79
Net transfers between stages	39
Business activity in the year	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(30)
Limit management and final repayments	(10)
Ending balance	79
Lifetime expected credit losses | Stage 2 | Gross exposure | Corporate loans
Loan commitments and financial guarantees
Opening balance	23,873
Net transfers between stages	(768)
Business activity in the year	543
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	534
Limit management and final repayments	(1,749)
Ending balance	22,433
Lifetime expected credit losses | Stage 2 | Gross exposure | Debt securities and other
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail mortgages
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail credit cards
Loan commitments and financial guarantees
Opening balance	45
Net transfers between stages	(14)
Business activity in the year	5
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	23
Limit management and final repayments	(16)
Ending balance	43
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail other
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 2 | Impairment allowance | Corporate loans
Loan commitments and financial guarantees
Opening balance	230
Net transfers between stages	(19)
Business activity in the year	8
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4)
Limit management and final repayments	(19)
Ending balance	196
Lifetime expected credit losses | Stage 2 | Impairment allowance | Debt securities and other
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail mortgages
Loan commitments and financial guarantees
Opening balance	5
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4)
Limit management and final repayments	0
Ending balance	1
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail credit cards
Loan commitments and financial guarantees
Opening balance	7
Net transfers between stages	2
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1)
Limit management and final repayments	0
Ending balance	8
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail other
Loan commitments and financial guarantees
Opening balance	64
Net transfers between stages	26
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(47)
Limit management and final repayments	0
Ending balance	43
Lifetime expected credit losses | Stage 3 | Gross exposure | Corporate loans
Loan commitments and financial guarantees
Opening balance	812
Net transfers between stages	144
Business activity in the year	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	208
Limit management and final repayments	(223)
Ending balance	942
Lifetime expected credit losses | Stage 3 | Gross exposure | Debt securities and other
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 3 | Impairment allowance | Retail mortgages
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 3 | Impairment allowance | Retail credit cards
Loan commitments and financial guarantees
Opening balance	1
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1)
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 3 | Impairment allowance | Retail other
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 3 | Impairment allowance | Corporate loans
Loan commitments and financial guarantees
Opening balance	22
Net transfers between stages	1
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	20
Limit management and final repayments	(2)
Ending balance	41
Lifetime expected credit losses | Stage 3 | Impairment allowance | Debt securities and other
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	£ 0